FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Schedule of Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Financial assets measured at fair value through profit or loss
Derivative instruments	$ 12,949	$ 22,422
Marketable securities	1,988	4,027
Financial assets not measured at fair value
Cash and cash equivalents	476,717	413,532	$ 359,236	$ 308,322
Financial liabilities not measured at fair value
Trade and other payables	126,117	98,812
Floating rate debt	3,586,935	3,744,388
Floating rate debt
Financial liabilities not measured at fair value
Floating rate debt	3,586,935	3,744,388
Carrying Value
Financial liabilities not measured at fair value
Trade and other payables	126,117
Carrying Value | Floating rate debt
Financial liabilities not measured at fair value
Floating rate debt	3,586,935
Carrying Value | Financial liabilities not measured at fair value
Financial liabilities not measured at fair value
Trade and other payables	126,117	98,812
Carrying Value | Financial liabilities not measured at fair value | Floating rate debt
Financial liabilities not measured at fair value
Floating rate debt	3,586,935	3,744,388
Fair Value | Financial liabilities not measured at fair value
Financial liabilities not measured at fair value
Trade and other payables	126,117	98,812
Fair Value | Financial liabilities not measured at fair value | Floating rate debt
Financial liabilities not measured at fair value
Floating rate debt	3,645,140	3,792,576
Fair Value | Financial liabilities not measured at fair value | Floating rate debt | Level 1
Financial liabilities not measured at fair value
Floating rate debt	0	0
Fair Value | Financial liabilities not measured at fair value | Floating rate debt | Level 2
Financial liabilities not measured at fair value
Floating rate debt	3,645,140	3,792,576
Financial assets measured at fair value through profit or loss | Carrying Value
Financial assets measured at fair value through profit or loss
Derivative instruments	14,912	24,419
Marketable securities	1,988	4,027
Financial assets measured at fair value through profit or loss | Fair Value
Financial assets measured at fair value through profit or loss
Derivative instruments	14,912	24,419
Marketable securities	1,988	4,027
Financial assets measured at fair value through profit or loss | Fair Value | Level 1
Financial assets measured at fair value through profit or loss
Derivative instruments	0	0
Marketable securities	1,988	4,027
Financial assets measured at fair value through profit or loss | Fair Value | Level 2
Financial assets measured at fair value through profit or loss
Derivative instruments	14,912	24,419
Marketable securities	0	0
Financial assets not measured at fair value | Carrying Value
Financial assets not measured at fair value
Cash and cash equivalents	476,717	413,532
Trade and other receivables	119,058	128,943
Financial assets not measured at fair value | Fair Value
Financial assets not measured at fair value
Cash and cash equivalents	476,717	413,532
Trade and other receivables	$ 119,058	$ 128,943